Subsequent events (Details) - Subsequent Event - CAD ($) $ in Thousands	Jan. 03, 2019	Mar. 07, 2019
Chief Executive Officer
Subsequent Event [Line Items]
Award Vesting Period	1 year
Restricted Common Shares Issued	164,088
Board of Directors Chairman
Subsequent Event [Line Items]
Award Vesting Period	3 years
Restricted Common Shares Issued	12,473
Secured Debt | ACOA Term Loan November 2018
Subsequent Event [Line Items]
Debt funding from ACOA		$ 500